Share Capital and Additional Paid in Capital - Narrative (Details) $ / shares in Units, $ in Millions		1 Months Ended		12 Months Ended
	Mar. 04, 2019 $ / shares shares	Sep. 30, 2019 shares	Jan. 31, 2019 shares	Dec. 31, 2020 USD ($) $ / shares shares	Nov. 19, 2020 $ / shares shares	Dec. 31, 2019 $ / shares	Mar. 03, 2019 $ / shares
Class of Stock [Line Items]
Stock split conversion ratio	0.1
Change in equity (in shares)	397
Par value (in dollars per share) | $ / shares	$ 0.10			$ 0.10		$ 0.10	$ 0.01
Share buy-back program
Class of Stock [Line Items]
Number of shares authorized to be repurchased					4,110,584
Purchase price per share (in dollars per share) | $ / shares					$ 10.00
Treasury shares (in shares)				202,797
Treasury shares purchased at cost | $				$ 1.7
Remaining shares authorized to be repurchased				3,907,787
Director
Class of Stock [Line Items]
Shares issued (in shares)		6,591	4,461